Income taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current
Related to current year	$ 4,133	$ 2,704
Related to prior years	3,363	1,095
Current tax expense (income) and adjustments for current tax of prior periods	7,496	3,799
Deferred
Related to current year	123	(317)
Related to prior years	68	(6)
Deferred tax expense (income)	191	(323)
Total income tax expense	$ 7,687	$ 3,476